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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number: ____

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th floor
         Boston, MA 02109

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Laura Woodward                    Boston, MA    8/12/09
---------------------------------   -------------   -------
[Signature]                         [City, State]    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER    NAME

28-_________________   _____________________
[Repeat as necessary.]


                                        9

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         60

Form 13F Information Table Value Total:    454,647
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

___   28-_________________   _____________________

[Repeat as necessary.]


                                       10

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                                    FORM 13F

       Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

Page 1 of 1                                                                                                       (SEC USE ONLY)

                                                                                                                    Column 8
                                                                                      Column 6                  Voting Authority
Column 1                   Column 2      Column 3 Column 4      Column 5        Investment Discretion  Column 7     (Shares)
------------------------ -------------- --------- -------- ------------------ ------------------------ -------- ----------------
                                                                                       (b)
                                                                                     Shared-
                                                                                        As       (c)
                                                    Value  Shares or SH/ PUT/  (a)   Defined   Shared-   Other  (a)    (b)   (c)
Name of Issuer           Title of Class   CUSIP   (x$1000)  Prn Amt  PRN CALL Sole in Instr. V  Other   Mangers Sole Shared None
--------------------------------------------------------------------------------------------------------------------------------
ACADIA Pharmaceuticals,
Inc.                        Common      004225108    2,305 1,052,468  SH      Sole                        NA    Sole
Aetna Inc.                  Common      00817Y108   10,521   420,000  SH      Sole                        NA    Sole
Affymax Inc.                Common      00826A109    2,491   135,182  SH      Sole                        NA    Sole
Akorn, Inc.                 Common      009728106    2,574 2,145,147  SH      Sole                        NA    Sole
Align Technology, Inc.      Common      016255101    7,751   731,220  SH      Sole                        NA    Sole
Alkermes, Inc.              Common      01642T108    6,005   555,000  SH      Sole                        NA    Sole
Alnylam Pharmaceuticals,
Inc.                        Common      02043Q107      951    42,700  SH      Sole                        NA    Sole
Amgen, Inc.                 Common      031162100   23,029   435,000  SH      Sole                        NA    Sole
Amylin Pharmaceuticals,
Inc.                        Common      032346108    1,823   135,000  SH      Sole                        NA    Sole
Athersys, Inc.              Common      04744L106      664   800,000  SH      Sole                        NA    Sole
Becton, Dickinson and
Company                     Common      075887109    8,586   120,400  SH      Sole                        NA    Sole
Biogen Idec Inc.            Common      09062X103   18,787   416,100  SH      Sole                        NA    Sole
CardioNet, Inc.             Common      14159L103    5,493   336,580  SH      Sole                        NA    Sole
Catalyst Health
Solutions, Inc.             Common      14888B103    5,696   228,400  SH      Sole                        NA    Sole
Celgene Corporation         Common      151020104   26,704   558,200  SH      Sole                        NA    Sole
Cephalon, Inc.              Common      156708109   10,831   191,200  SH      Sole                        NA    Sole
Clinical Data, Inc.         Common      18725U109      210    19,068  SH      Sole                        NA    Sole
Cornerstone
Therapeutics, Inc.          Common      21924P103      769    70,007  SH      Sole                        NA    Sole
Cougar Biotechnology,
Inc.                        Common      222083107    5,392   125,511  SH      Sole                        NA    Sole
Cubist Pharmaceuticals,
Inc.                        Common      229678107    4,995   272,500  SH      Sole                        NA    Sole
CVS Caremark Corporation    Common      126650100    9,688   304,000  SH      Sole                        NA    Sole
deCODE Genetics, Inc.        Note       243586AB0       53   700,000  SH      Sole                        NA    Sole
Electro-Optical
Sciences, Inc.              Common      285192100    2,611   335,141  SH      Sole                        NA    Sole
Exelixis, Inc.              Common      30161Q104    3,683   756,230  SH      Sole                        NA    Sole
Forest Laboratories, Inc.   Common      345838106    8,311   331,000  SH      Sole                        NA    Sole
Genzyme Corporation         Common      372917104   16,182   290,675  SH      Sole                        NA    Sole
Gilead Sciences, Inc.       Common      375558103   31,008   662,000  SH      Sole                        NA    Sole
Hologic, Inc.               Common      436440101    8,236   578,798  SH      Sole                        NA    Sole
ICON Plc                 Sponsored ADR  45103T107    8,987   416,468  SH      Sole                        NA    Sole
IDEXX Laboratories, Inc.    Common      45168D104   14,403   311,746  SH      Sole                        NA    Sole
Illumina, Inc.              Common      452327109    9,957   255,700  SH      Sole                        NA    Sole
Impax Laboratories, Inc.    Common      45256B101    1,424   193,500  SH      Sole                        NA    Sole
Intuitive Surgical, Inc.    Common      46120E602    5,826    35,600  SH      Sole                        NA    Sole
Inverness Medical
Innovations, Inc.           Common      46126P106   13,727   385,800  SH      Sole                        NA    Sole
Laboratory Corp. of
America Holdings            Common      50540R409    8,304   122,500  SH      Sole                        NA    Sole
Lexicon Pharmaceuticals,
Inc.                        Common      528872104      960   774,191  SH      Sole                        NA    Sole
Life Technologies
Corporation                 Common      53217V109   11,147   267,175  SH      Sole                        NA    Sole
Martek Biosciences
Corporation                 Common      572901106    2,730   129,092  SH      Sole                        NA    Sole
Masimo Corporation          Common      574795100    6,425   266,480  SH      Sole                        NA    Sole
Medco Health Solutions,
Inc.                        Common      58405U102    9,496   208,200  SH      Sole                        NA    Sole
Medicines Company           Common      584688105    1,695   202,000  SH      Sole                        NA    Sole
Monsanto Company            Common      61166W101    2,721    36,600  SH      Sole                        NA    Sole
Mylan Inc.                  Common      628530107    4,770   365,550  SH      Sole                        NA    Sole
Myriad Genetics, Inc.       Common      62855J104    7,879   221,000  SH      Sole                        NA    Sole
Myriad Pharmaceuticals,
Inc.                        Common      62856H107      257    55,250  SH      Sole                        NA    Sole
OSI Pharmaceuticals, Inc.   Common      671040103    4,878   172,800  SH      Sole                        NA    Sole
Penwest Pharmaceuticals
Co.                         Common      709754105    2,745   963,239  SH      Sole                        NA    Sole
PerkinElmer, Inc.           Common      714046109    3,692   212,200  SH      Sole                        NA    Sole

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Perrigo Company             Common      714290103    6,670   240,088  SH      Sole                        NA    Sole
Pfizer                      Common      717081103    3,566   237,750  SH      Sole                        NA    Sole
Pharmaceutical Product
Development, Inc.           Common      717124101    6,570   282,940  SH      Sole                        NA    Sole
Stryker Corporation         Common      863667101    8,564   215,500  SH      Sole                        NA    Sole
Teva Pharmaceutical
Industries, Ltd.              ADR       881624209   29,222   592,263  SH      Sole                        NA    Sole
United Therapeutics
Corporation                 Common      91307C102   16,008   192,100  SH      Sole                        NA    Sole
United Therapeutics
Corporation                   Put       91307C102       33       600  SH      Sole                        NA    Sole
Vertex Pharmaceuticals
Inc.                        Common      92532F100   14,648   411,000  SH      Sole                        NA    Sole
WellPoint, Inc.             Common      94973V107   11,013   216,400  SH      Sole                        NA    Sole
Wyeth                       Common      983024100    3,259    71,800  SH      Sole                        NA    Sole
Xenoport, Inc.              Common      98411C100    5,794   250,060  SH      Sole                        NA    Sole
Zix Corp.                   Common      98974P100    1,928 1,285,000  SH      Sole                        NA    Sole
                                                  --------
COLUMN TOTALS                                     $454,647
                                                  ========
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